Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2026
Summary Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2020.
Landon Finter (Co-Portfolio Manager) has managed the fund since 2026.
ACSF-SUSTK-0826-107 1.9880379.107	August 27, 2026
Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Portfolio
April 29, 2026
Summary Prospectus

Effective September 1, 2026, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2020.
Landon Finter (Co-Portfolio Manager) has managed the fund since 2026.
FOO-SUSTK-0826-104 1.9880386.104	August 27, 2026